Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of share option outstanding

Details of the share option outstanding as at June 30, 2025 and 2024 are as follows:

	June 30, 2025		June 30, 2024
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
Outstanding, beginning of the year	2,759,000	$0.75	2,759,000	$0.75
Granted	113,051	4.08	82,500	6.60
Exercised (1)	(588,051)	1.29	-	-
Forfeited	-	-	(82,500)	6.60
Outstanding, end of the year	2,284,000	0.78	2,759,000	0.75
Exercisable share options, end of year	2,259,500	0.76	1,379,500	0.75

(1)	The employee share options exercised resulting in issuance of 457,215 Common Shares after reductions for a cashless exercise component.

Schedule of the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life

As at June 30, 2025, the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life are as follows:

Range of exercise prices	Number outstanding	Weighted average exercise price per share	Weighted average remaining contractual life (years)
$0.75	2,252,500	$0.75	2.32
$2.20 - $3.43	31,500	2.62	4.91
	2,284,000	$0.78	2.36

Schedule of share options granted
Grant date	April 02, 2025	May 27, 2025	June 24, 2025
Options granted	7,500	10,000	14,000
Granted value	$1.07	$0.70	$0.79
Expense during year ended June 30, 2025	$1	$1	$6
Vesting period (years)	2 years	2 years	2 years
Risk free interest rate	2.54%	2.80%	2.82%
Volatility	30.15%	30.28%	30.36%
Expected life (years)	5 years	5 years	5 years
Dividend yield	-	-	-

Schedule of RSUs outstanding

Details of the RSUs outstanding as at June 30, 2025 and 2024 are as follows:

	June 30, 2025		June 30, 2024
	Number of RSU	Weighted average grant date fair value per RSU	Number of RSU	Weighted average grant date fair value per RSU
Outstanding, beginning of the year	265,000	$0.86	265,000	$0.86
Granted	520,058	3.09	-	-
Exercised	(508,381)	3.11	-	-
Forfeited	-	-	-	-
Outstanding, end of the year	276,677	$0.91	265,000	$0.86

Schedule of RSUs granted and related grant details
Grant Date		RSUs Granted	Grant Value	Expense during year ended June 30, 2025	Vesting Date (1)
2025-01-13	(2)	200,000	$590	$590	April 15, 2025
2025-02-18	(3)	1,913	13	13	February 19, 2025
2025-04-02	(4)	20,000	67	63	August 1, 2025
2025-04-08	(5)	281,468	980	930	April 14, 2025
2025-06-24	(6)	16,677	41	12	July 15, 2025

(1)	Vesting Date reflects the final vesting date if vesting occurs in tranches over a period of time.

(2)	RSUs vested monthly in equal tranches over four months beginning on January 15, 2025.

(3)	RSUs vested on February 19, 2025.

(4)	RSUs will vest monthly in equal tranches over four months beginning on May 15, 2025.

(5)	RSUs vested on April 14, 2025.

(6)	RSUs will vest on July 15, 2025.